PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (9,395)		¥ (5,529)		$ (1,362)
Property and equipment, net	9,205		12,286		1,335
Depreciation expense	4,130	$ 599	3,399	¥ 1,360
Electronic equipment and others
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 18,600		¥ 17,815		$ 2,697